TRIBUTARY BALANCED FUND (the “Fund”)

Supplement dated May 9, 2022 to the Prospectus dated August 1, 2021, as supplemented

Effective May 2, 2022, Mr. Charles Lauber is no longer a portfolio manager of the Fund.  Accordingly, all references to Mr. Lauber in the Prospectus are hereby deleted.

* * *

For more information, please contact a Fund customer service representative toll free at
(800) 662-4203.

PLEASE RETAIN FOR FUTURE REFERENCE.

TRIBUTARY BALANCED FUND (the “Fund”)

Supplement dated May 9, 2022 to the Statement of Additional Information (“SAI”) dated August 1, 2021

Effective May 2, 2022, Mr. Charles Lauber is no longer a portfolio manager of the Fund.  Accordingly, all references to Mr. Lauber in the SAI are hereby deleted.

* * *

For more information, please contact a Fund customer service representative toll free at
(800) 662-4203.

PLEASE RETAIN FOR FUTURE REFERENCE.